Notes to the interim condensed consolidated statement of financial position - Financial assets and liabilities (Details) - EUR (€) € in Thousands	Jun. 30, 2024	Dec. 31, 2023
Financial assets and liabilities
Financial assets	€ 16,208	€ 41,706
Financial liabilities	109,998	91,784
Financial assets, at fair value	16,208	41,706
Financial liabilities, at fair value	110,933	92,594
Liabilities carried at amortized cost
Financial assets and liabilities
Financial liabilities		81,518
Long-term debt
Financial assets and liabilities
Financial liabilities	46,846	32,181
Financial liabilities, at fair value	45,994	29,701
Long-term debt | Liabilities carried at amortized cost
Financial assets and liabilities
Financial liabilities	46,846	32,181
Derivative instruments
Financial assets and liabilities
Financial liabilities	13,569	10,265
Financial liabilities, at fair value	13,569	10,265
Royalty certificates liabilities
Financial assets and liabilities
Financial liabilities	7,263	6,327
Financial liabilities, at fair value	9,050	9,617
Royalty certificates liabilities | Liabilities carried at amortized cost
Financial assets and liabilities
Financial liabilities		6,327
Short-term debt
Financial assets and liabilities
Financial liabilities	5,726	5,308
Financial liabilities, at fair value	5,726	5,308
Short-term debt | Liabilities carried at amortized cost
Financial assets and liabilities
Financial liabilities	5,726	5,308
Trade payables
Financial assets and liabilities
Financial liabilities	36,583	37,679
Financial liabilities, at fair value	36,583	37,679
Trade payables | Liabilities carried at amortized cost
Financial assets and liabilities
Financial liabilities		37,679
Other miscellaneous payables
Financial assets and liabilities
Financial liabilities	12	23
Financial liabilities, at fair value	12	23
Other miscellaneous payables | Liabilities carried at amortized cost
Financial assets and liabilities
Financial liabilities		23
Financial assets carried at amortized cost
Financial assets and liabilities
Financial assets	16,208
Financial liabilities	96,429	10,265
Financial assets carried at amortized cost | Derivative instruments
Financial assets and liabilities
Financial liabilities		10,265
Financial assets carried at fair value through profit or loss
Financial assets and liabilities
Financial assets		41,706
Financial liabilities	13,569
Long-term deposit accounts
Financial assets and liabilities
Financial assets		9,000
Financial assets, at fair value		9,000
Long-term deposit accounts | Financial assets carried at fair value through profit or loss
Financial assets and liabilities
Financial assets		9,000
Long-term security deposits
Financial assets and liabilities
Financial assets		8
Financial assets, at fair value		8
Long-term security deposits | Financial assets carried at fair value through profit or loss
Financial assets and liabilities
Financial assets		8
Advance payment
Financial assets and liabilities
Financial assets	1,047	1,047
Financial assets, at fair value	1,047	1,047
Advance payment | Financial assets carried at fair value through profit or loss
Financial assets and liabilities
Financial assets	1,047	1,047
Current accrued income
Financial assets and liabilities
Financial assets	1,687
Financial assets, at fair value	1,687
Current accrued income | Financial assets carried at fair value through profit or loss
Financial assets and liabilities
Financial assets	1,687
Short-term deposit accounts
Financial assets and liabilities
Financial assets		70
Financial assets, at fair value		70
Short-term deposit accounts | Financial assets carried at fair value through profit or loss
Financial assets and liabilities
Financial assets		70
Trade receivables
Financial assets and liabilities
Financial assets	809	3,807
Financial assets, at fair value	809	3,807
Trade receivables | Financial assets carried at fair value through profit or loss
Financial assets and liabilities
Financial assets	809	3,807
Other receivables
Financial assets and liabilities
Financial assets	2,518	857
Financial assets, at fair value	2,518	857
Other receivables | Financial assets carried at fair value through profit or loss
Financial assets and liabilities
Financial assets	2,518	857
Cash and cash equivalents
Financial assets and liabilities
Financial assets	10,147	26,918
Financial assets, at fair value	10,147	26,918
Cash and cash equivalents | Financial assets carried at fair value through profit or loss
Financial assets and liabilities
Financial assets	€ 10,147	€ 26,918